RELATED PARTY DISCLOSURE	3 Months Ended
Mar. 31, 2022
Related party [Abstract]
Related Party Disclosures	RELATED PARTY DISCLOSURES
Balances with related parties disclosed in the interim condensed consolidated statements of financial positions relate to Silicon Manufacturing Partners Pte Ltd. ("SMP"). SMP is a joint venture with LSI Technology (Singapore) Pte. Ltd. The Company holds a 49% interest in SMP and manages all aspects of its manufacturing operations. The total amounts of $8 and $8 due from related parties as of December 31, 2021 and March 31, 2022, respectively, have been included in receivables, prepayments and other assets (see Note 7). The $9 and $7 of the due to related parties balance as of December 31, 2021 and March 31, 2022, respectively, have been included in trade and other payables.

The following table presents the related party transactions included in the interim condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended March 31,
	2021	2022
Purchases from: *
SMP	$17	$13

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$11	$10
* Purchases from SMP primarily comprised wafer purchases.